Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Fair Value	162,281
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	7,368	7,359
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	6.00%	5.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	3.00%	3.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	53.00%	53.00%
Investment revenue sources | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	90.00%	82.00%